UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

Capital Income Builder®
Investment portfolio

July 31, 2007
unaudited

Common stocks — 69.97%	Shares	Market value (000)

FINANCIALS — 17.38%
Banco Santander Central Hispano, SA1	51,682,614	$969,572
Fannie Mae	14,472,600	866,040
Freddie Mac	13,044,500	747,059
Citigroup Inc.	15,960,000	743,257
Bank of America Corp.	15,570,740	738,364
HSBC Holdings PLC (Hong Kong)[1]	25,420,097	465,527
HSBC Holdings PLC (United Kingdom)[1]	14,158,402	263,358
Société Générale[1]	3,403,246	583,133
Wachovia Corp.	11,175,000	527,572
Washington Mutual, Inc.	13,300,000	499,149
Banco Itaú Holding Financeira SA, preferred nominative	9,955,200	460,228
BNP Paribas SA1	4,120,270	453,044
Lloyds TSB Group PLC[1]	40,235,000	452,073
ING Groep NV1	9,866,216	417,613
National City Corp.	13,948,000	409,932
Hang Seng Bank Ltd.[1]	24,296,400	382,754
Royal Bank of Canada	7,180,000	364,972
Commerzbank U.S. Finance, Inc.[1]	8,065,000	343,393
St. George Bank Ltd.[1]	11,632,969	339,132
Wells Fargo & Co.	9,570,000	323,179
iStar Financial, Inc.[2]	8,207,550	298,180
Fortis[1]	7,420,000	295,400
AXA SA1	7,333,333	285,511
Hypo Real Estate Holding AG1	4,486,692	274,231
Toronto-Dominion Bank	3,918,157	251,342
Sun Hung Kai Properties Ltd.[1]	19,622,000	249,464
CapitaMall Trust Management Ltd., units[1,2]	100,628,470	246,831
Health Care Property Investors, Inc.	8,813,500	240,080
Westfield Group[1]	14,326,192	230,914
Westfield Group[1,3]	443,646	7,001
Bank of Nova Scotia	4,847,200	225,255
UniCredito Italiano SpA[1]	22,480,000	189,742
Sampo Oyj, Class A1	6,299,928	189,071
Regions Financial Corp.	6,248,050	187,879
Irish Life & Permanent PLC[1]	7,713,949	186,615
EFG Eurobank Ergasias SA1	5,098,917	182,852
Archstone-Smith Trust	2,915,000	167,350
UBS AG1	3,016,620	167,128
Westpac Banking Corp.[1]	7,500,000	166,435
Cathay Financial Holding Co., Ltd.[1]	60,000,344	155,881
JPMorgan Chase & Co.	3,500,000	154,035
Equity Residential, shares of beneficial interest	3,750,500	149,307
Credit Suisse Group[1]	2,041,000	133,045
DnB NOR ASA[1]	9,913,000	131,677
Chinatrust Financial Holding Co., Ltd.[1,3]	165,157,759	130,527
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	122,255
CapitaCommercial Trust Management Ltd.[1]	65,488,100	114,164
ABN AMRO Holding NV1	2,350,000	112,817
United Overseas Bank Ltd.[1]	7,108,000	104,169
Brandywine Realty Trust	4,185,370	100,951
ProLogis, shares of beneficial interest	1,750,000	99,575
Weingarten Realty Investors	2,634,750	96,458
Siam Commercial Bank PCL[1]	39,392,400	94,328
Ascendas Real Estate Investment Trust[1]	52,582,775	93,129
Hang Lung Properties Ltd.[1]	25,000,000	91,506
Champion REIT[1]	138,772,000	79,132
Hongkong Land Holdings Ltd.[1]	17,107,600	72,494
KBC Groupe SA1	525,000	68,339
VastNed Retail NV1,2	845,106	67,738
KeyCorp	1,860,000	64,523
AMB Property Corp.	1,175,000	62,604
Bank of the Philippine Islands[1]	43,197,720	62,278
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	60,644
Link REIT[1]	27,883,000	57,981
Hospitality Properties Trust	1,500,000	57,540
Kimco Realty Corp.	1,500,000	55,995
XL Capital Ltd., Class A	642,800	50,048
United Bankshares, Inc.	1,775,000	49,434
Travelers Companies, Inc.	970,900	49,302
Admiral Group PLC[1]	2,900,000	47,561
FirstMerit Corp.	2,444,493	44,808
Marsh & McLennan Companies, Inc.	1,600,000	44,080
Fortune Real Estate Investment Trust[1,2]	52,408,500	41,698
Arthur J. Gallagher & Co.	1,355,000	37,371
Allco Commercial REIT[1,2]	44,940,001	32,725
Lincoln National Corp.	541,500	32,663
Frasers Centrepoint Trust[1]	30,400,000	30,747
Swire Pacific Ltd., Class A1	2,515,000	28,463
Mapletree Logistics Trust[1]	30,730,000	26,982
TICON Industrial Connection PCL[1,2]	41,951,000	26,961
CitySpring Infrastructure Trust[1,2]	29,250,000	24,991
Mercury General Corp.	400,000	20,712
Cambridge Industrial Trust[1,2]	33,330,000	20,089
Eurobank Properties REIT[1]	780,000	17,887
Public Financial Holdings Ltd.[1]	16,713,000	12,280
		17,622,526

TELECOMMUNICATION SERVICES — 9.04%
AT&T Inc.	63,814,027	2,498,957
Verizon Communications Inc.	36,960,500	1,575,257
Koninklijke KPN NV1	69,556,900	1,074,542
France Télécom SA1	22,288,000	598,700
Telefónica, SA1	24,615,000	575,057
Embarq Corp.	7,472,327	461,715
Chunghwa Telecom Co., Ltd. (ADR)	12,673,663	210,129
Chunghwa Telecom Co., Ltd.[1]	87,906,456	148,645
Telekomunikacja Polska SA1	42,629,800	337,493
Telenor ASA[1,3]	17,740,000	324,432
Singapore Telecommunications Ltd.[1]	121,837,500	277,948
Vodafone Group PLC[1]	68,350,000	207,748
TeliaSonera AB1	26,898,500	204,026
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	138,725,000	166,752
Telecom Corp. of New Zealand Ltd.[1]	43,048,307	148,719
Belgacom SA1	2,030,800	81,867
Advanced Info Service PCL[1]	27,980,000	80,272
Far EasTone Telecommunications Co., Ltd.[1]	62,693,000	72,882
BT Group PLC[1]	10,000,000	63,769
Philippine Long Distance Telephone Co.[1]	1,053,250	60,240
		9,169,150

UTILITIES — 9.01%
E.ON AG1	12,091,000	1,908,590
Veolia Environnement[1]	14,114,362	1,046,281
Exelon Corp.	13,485,000	945,973
RWE AG1	8,135,000	859,675
Electricité de France SA1	5,381,000	548,047
Dominion Resources, Inc.	6,064,490	510,751
FirstEnergy Corp.	5,010,500	304,388
Southern Co.	9,020,000	303,433
PPL Corp.	5,840,000	275,298
Ameren Corp.	4,299,120	206,272
Public Service Enterprise Group Inc.	2,386,300	205,580
SUEZ SA1	3,740,000	196,160
Hongkong Electric Holdings Ltd.[1]	35,750,000	177,130
Edison International	3,000,000	158,670
SP AusNet[1,2]	135,553,825	155,695
DTE Energy Co.	2,750,000	127,545
Northeast Utilities	4,645,000	126,994
Tokyo Gas Co., Ltd.[1]	28,185,000	121,533
FPL Group, Inc.	2,000,000	115,460
Xcel Energy Inc.	5,516,000	111,975
Gas Natural SDG, SA1	1,876,565	107,193
Energy East Corp.	3,880,000	98,203
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	75,521
Entergy Corp.	752,500	75,220
Scottish and Southern Energy PLC[1]	2,400,000	69,922
Progress Energy, Inc.	1,200,000	52,392
Duke Energy Corp.	2,677,640	45,600
NiSource Inc.	2,289,307	43,657
Consolidated Edison, Inc.	900,000	39,312
National Grid PLC[1]	2,632,652	37,338
American Electric Power Co., Inc.	684,600	29,773
Pinnacle West Capital Corp.	738,200	27,668
United Utilities PLC[1]	1,666,666	22,572
		9,129,821

ENERGY — 6.00%
Chevron Corp.	12,625,000	1,076,407
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	529,785
Royal Dutch Shell PLC, Class B1	6,997,187	277,122
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	147,955
Royal Dutch Shell PLC, Class A1	3,055,000	119,832
Sasol Ltd.[1]	19,661,931	750,968
ENI SpA[1]	19,929,000	696,971
Husky Energy Inc.	16,130,000	640,137
ConocoPhillips	6,969,000	563,374
Norsk Hydro ASA[1]	11,470,000	441,299
SBM Offshore NV1,2	8,335,188	344,505
Marathon Oil Corp.	2,500,000	138,000
PTT Exploration and Production PCL[1]	33,525,000	126,548
TOTAL SA1	694,000	54,928
TOTAL SA (ADR)	600,000	47,166
Enbridge Inc.	2,523,468	89,712
Repsol YPF, SA1	997,953	37,622
		6,082,331

INDUSTRIALS — 5.35%
General Electric Co.	30,795,000	1,193,614
Siemens AG1	3,880,000	487,869
Macquarie Infrastructure Group[1,2]	142,568,021	396,273
Macquarie Airports[1,2]	107,363,105	395,504
United Technologies Corp.	4,855,000	354,269
Brisa Auto-Estradas de Portugal SA1	21,571,000	293,720
Volvo AB, Class B1	14,542,000	264,916
Emerson Electric Co.	5,405,000	254,413
Singapore Technologies Engineering Ltd.[1]	91,974,000	221,618
Sandvik AB1	10,895,000	219,561
Leighton Holdings Ltd.[1]	5,347,000	176,806
Koninklijke BAM Groep NV1	6,100,695	176,086
Geberit AG1	770,000	126,265
Uponor Oyj[1]	3,335,000	122,412
Waste Management, Inc.	2,600,000	98,878
Transport International Holdings Ltd.[1]	17,711,600	95,503
Singapore Post Private Ltd.[1]	95,685,000	78,295
Qantas Airways Ltd.[1]	15,052,744	73,195
SMRT Corp. Ltd.[1]	60,302,000	70,620
Daewoo Shipbuilding & Marine Engineering Co., Ltd.[1]	1,000,000	65,098
Spirax-Sarco Engineering PLC[1]	3,190,391	60,749
ComfortDelGro Corp. Ltd.[1]	44,530,451	59,960
Stork NV1	716,331	47,434
Seco Tools AB, Class B1	1,660,000	31,745
Fong’s Industries Co. Ltd.[1,2]	36,590,000	27,074
Hong Kong Aircraft Engineering Co. Ltd.[1]	1,232,400	21,601
Macquarie Infrastructure Company LLC	339,100	13,493
		5,426,971

CONSUMER STAPLES — 5.05%
Altria Group, Inc.	11,820,000	785,675
PepsiCo, Inc.	8,795,000	577,128
Diageo PLC[1]	24,368,000	497,303
Nestlé SA1	1,150,000	438,760
UST Inc.[2]	8,178,000	437,932
Kellogg Co.	7,639,100	395,782
H.J. Heinz Co.	8,394,751	367,354
Reynolds American Inc.	5,380,000	329,095
Foster’s Group Ltd.[1]	47,820,985	239,444
ConAgra Foods, Inc.	9,406,570	238,457
Kraft Foods Inc., Class A	6,035,076	197,649
SABMiller PLC[1]	5,950,000	153,397
Coca-Cola Co.	2,625,000	136,789
Unilever NV1	3,280,800	99,062
Sara Lee Corp.	4,200,000	66,570
Unilever PLC[1]	2,025,000	63,141
Imperial Tobacco Group PLC[1]	1,390,000	61,133
Lion Nathan Ltd.[1]	4,431,066	31,624
		5,116,295

CONSUMER DISCRETIONARY — 4.74%
DaimlerChrysler AG1	7,197,887	647,261
Renault SA1	4,083,000	588,198
OPAP (Greek Organization of Football Prognostics) SA1	12,807,040	443,425
Esprit Holdings Ltd.[1]	28,697,900	388,719
Genuine Parts Co.	6,945,000	330,443
Idearc Inc.	7,339,714	254,761
YUM! Brands, Inc.	6,959,000	222,966
McDonald’s Corp.	4,175,000	199,857
DSG International PLC[1]	54,809,561	172,716
Kingfisher PLC[1]	37,845,000	163,553
William Hill PLC[1]	13,037,970	158,263
Macquarie Communications Infrastructure Group[1,2]	25,667,933	129,596
Macquarie Communications Infrastructure Group[1,2,3,4]	4,332,067	21,872
Vivendi SA1	3,540,000	150,326
Shangri-La Asia Ltd.[1]	49,864,000	118,071
Mediaset SpA[1]	9,833,700	102,679
Schibsted ASA[1]	1,907,400	83,722
Greene King PLC[1]	3,927,110	79,132
Television Broadcasts Ltd.[1]	10,717,000	73,199
SanomaWSOY Oyj, Class B1	1,437,200	46,221
SanomaWSOY Oyj, Class B1	812,800	26,140
Ruby Tuesday, Inc.[2]	3,000,000	66,750
British Sky Broadcasting Group PLC[1]	4,665,000	62,756
Intercontinental Hotels Group PLC[1]	2,412,352	54,960
Samson Holding Ltd.[1]	109,290,000	49,102
Ekornes ASA[1]	1,830,425	41,207
Ladbrokes PLC[1]	4,200,000	34,660
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	28,502
Kesa Electricals PLC[1]	4,100,000	26,655
KangwonLand Inc.[1]	875,000	19,702
Gestevisión Telecinco SA1	650,000	17,672
		4,803,086

MATERIALS — 3.98%
Bayer AG1	8,512,000	600,633
China Steel Corp.[1]	455,549,548	590,928
Arcelor Mittal, Class A1	7,730,000	474,687
BlueScope Steel Ltd.[1]	27,500,000	253,591
Koninklijke DSM NV1	4,730,000	244,843
Gujarat Ambuja Cements Ltd.[1]	66,845,000	216,875
Fletcher Building Ltd.[1]	21,176,596	199,083
Taiwan Cement Corp.[1]	158,723,085	192,061
RPM International, Inc.[2]	6,200,000	145,762
Weyerhaeuser Co.	1,965,900	140,051
Packaging Corp. of America	5,000,000	127,600
Norske Skogindustrier ASA[1]	8,239,285	115,771
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	105,767
POSCO[1]	180,000	103,513
Stora Enso Oyj, Class R1	6,000,000	102,573
Worthington Industries, Inc.	3,639,800	75,344
UPM-Kymmene Corp.[1]	3,100,000	68,956
Compass Minerals International, Inc.[2]	2,090,758	68,660
Dow Chemical Co.	1,500,000	65,220
PaperlinX Ltd.[1,2]	22,547,000	61,051
Boral Ltd.[1]	6,013,024	39,405
Temple-Inland Inc.	472,860	27,487
Hung Hing Printing Group Ltd.[1]	29,024,000	17,374
		4,037,235

HEALTH CARE — 3.12%
Merck & Co., Inc.	16,819,600	835,093
Bristol-Myers Squibb Co.	19,950,000	566,780
Pfizer Inc	23,380,000	549,664
Abbott Laboratories	9,048,700	458,679
Johnson & Johnson	6,500,000	393,250
Sonic Healthcare Ltd.[1]	9,355,075	121,442
Orion Oyj, Class B1	3,928,194	103,681
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	33,221,000	85,262
Baxter International Inc.	560,440	29,479
Oriola-KD Oyj, Class B1	4,205,677	18,803
		3,162,133

INFORMATION TECHNOLOGY — 1.61%
Microsoft Corp.	15,835,000	459,057
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	139,550,184	275,194
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	114,345
Intel Corp.	13,330,000	314,855
Delta Electronics, Inc.[1]	54,955,950	216,385
Lite-On Technology Corp.[1]	81,666,421	135,702
Quanta Computer Inc.[1]	27,873,428	45,397
Rotork PLC[1]	2,152,000	45,031
Oakton Ltd.[1,2]	4,617,960	22,827
		1,628,793

MISCELLANEOUS — 4.69%
Other common stocks in initial period of acquisition		4,751,240

Total common stocks (cost: $53,176,830,000)		70,929,581

Preferred stocks — 0.39%

FINANCIALS — 0.36%
Banco Santander Central Hispano, SA 6.50%[4]	4,416,000	101,294
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	65,000,000	62,564
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	45,829,000	44,004
Freddie Mac 5.57%	1,760,000	40,040
Fannie Mae, Series E, 5.10%	550,000	23,293
Fannie Mae, Series L, 5.125%	273,350	11,795
Bank of America Corp., Series E, 0% depositary shares	1,000,000	24,625
Public Storage, Inc., Series F, 6.45%	1,000,000	22,400
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	13,615
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	9,520
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,500,000	7,157
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[4,5]	4,713,000	4,745
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	3,800,000	3,435
Barclays Bank PLC, Series 1, 6.278% noncumulative[5]	1,110,000	993
		369,480

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.01%
US AgBank 6.11%[4,5]	13,000,000	12,490

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,743

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		20,075

Total preferred stocks (cost: $425,704,000)		403,788

Convertible securities — 0.42%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.18%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	4,383,600	165,043
General Motors Corp., Series B, 5.25% convertible preferred 2032 (USA)	17,500,000	14,140
		179,183

FINANCIALS — 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	94,811

UTILITIES — 0.09%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	86,940

HEALTH CARE — 0.06%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	64,540

Total convertible securities (cost: $380,608,000)		425,474

	Principal amount
Bonds & notes — 18.55%	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 7.57%
Fannie Mae 4.89% 2012	$25,000	24,286
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,070
Fannie Mae 4.00% 2015	52,567	50,619
Fannie Mae 11.00% 2015	580	649
Fannie Mae 7.00% 2016	89	92
Fannie Mae 11.00% 2016	229	258
Fannie Mae 5.00% 2017	189	184
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	14,039	14,135
Fannie Mae 4.50% 2018	22,669	21,705
Fannie Mae 5.00% 2018	31,660	30,928
Fannie Mae 5.00% 2018	2,027	1,976
Fannie Mae 11.00% 2018	549	623
Fannie Mae 4.50% 2019	31,899	30,502
Fannie Mae 4.50% 2019	27,809	26,591
Fannie Mae 4.50% 2019	22,239	21,265
Fannie Mae 4.50% 2019	19,049	18,215
Fannie Mae 5.50% 2019	25,749	25,568
Fannie Mae 4.50% 2020	1,954	1,869
Fannie Mae 5.00% 2020	58,803	57,333
Fannie Mae 5.00% 2020	20,785	20,207
Fannie Mae 5.00% 2020	11,188	10,884
Fannie Mae 5.50% 2020	21,006	20,832
Fannie Mae 11.00% 2020	201	220
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	13,972
Fannie Mae 5.00% 2021	20,826	20,247
Fannie Mae 5.50% 2021	34,692	34,372
Fannie Mae 6.00% 2021	1,625	1,635
Fannie Mae 6.00% 2021	1,274	1,282
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	56,344	54,134
Fannie Mae 10.50% 2022	393	435
Fannie Mae 6.00% 2024	39,382	39,259
Fannie Mae 6.00% 2026	92,213	91,925
Fannie Mae 6.00% 2027	239,439	238,692
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	365	378
Fannie Mae 7.50% 2029	81	86
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,359	3,428
Fannie Mae 7.50% 2031	248	261
Fannie Mae 7.50% 2031	51	54
Fannie Mae 5.00% 2033	17,630	16,615
Fannie Mae 5.50% 2033	11,034	10,715
Fannie Mae 5.50% 2033	4,009	3,892
Fannie Mae 5.50% 2034	19,440	18,834
Fannie Mae 5.50% 2034	19,124	18,552
Fannie Mae 5.50% 2034	9,991	9,687
Fannie Mae 4.50% 2035	8,000	7,312
Fannie Mae 5.00% 2035	5,411	5,089
Fannie Mae 5.50% 2035	46,528	45,114
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	14,835
Fannie Mae 5.50% 2035	12,466	12,078
Fannie Mae 6.50% 2035	23,215	23,637
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	14,499	10,159
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,695	7,850
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,604	1,945
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,203	1,642
Fannie Mae 4.50% 2036	59,742	54,568
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	30,530	29,996
Fannie Mae, Series 2006-65, Class PF, 5.60% 2036[5]	15,814	15,801
Fannie Mae 6.00% 2036	85,382	84,652
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	78,246	78,376
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	68,804	68,858
Fannie Mae 6.00% 2036	59,863	59,351
Fannie Mae 6.00% 2036	53,734	53,317
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	52,244	53,213
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	46,339	46,537
Fannie Mae 6.00% 2036	33,309	33,025
Fannie Mae 6.00% 2036	24,990	24,780
Fannie Mae 6.00% 2036	23,109	22,912
Fannie Mae 6.00% 2036	18,824	18,666
Fannie Mae 6.00% 2036	5,126	5,087
Fannie Mae 6.50% 2036	3,411	3,447
Fannie Mae 7.50% 2036	3,140	3,245
Fannie Mae 5.00% 2037	12,752	11,966
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	85,461	83,657
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	64,362	63,769
Fannie Mae 5.50% 2037	60,527	58,064
Fannie Mae 5.50% 2037	47,884	46,264
Fannie Mae 5.50% 2037	27,440	26,512
Fannie Mae 5.50% 2037	27,162	26,244
Fannie Mae 5.50% 2037	26,875	25,965
Fannie Mae 5.50% 2037	26,550	25,469
Fannie Mae 5.50% 2037	21,727	20,843
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,703	19,334
Fannie Mae 5.50% 2037	7,984	7,714
Fannie Mae 5.50% 2037	4,543	4,389
Fannie Mae 5.50% 2037	4,192	4,050
Fannie Mae 5.50% 2037	2,090	2,019
Fannie Mae 5.50% 2037	1,481	1,431
Fannie Mae 6.00% 2037	25,380	25,163
Fannie Mae 6.00% 2037	23,525	23,316
Fannie Mae 6.00% 2037	20,865	20,618
Fannie Mae 6.00% 2037	15,496	15,359
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,841	9,873
Fannie Mae 6.00% 2037	4,953	4,895
Fannie Mae 6.50% 2037	81,078	81,556
Fannie Mae 6.50% 2037	50,073	50,481
Fannie Mae 6.50% 2037	24,347	24,545
Fannie Mae 6.50% 2037	19,214	19,383
Fannie Mae 6.50% 2037	5,358	5,405
Fannie Mae 7.00% 2037	40,376	41,312
Fannie Mae 7.00% 2037	15,507	15,831
Fannie Mae 7.00% 2037	6,600	6,782
Fannie Mae 7.50% 2037	16,845	17,408
Fannie Mae 7.50% 2037	9,188	9,535
Fannie Mae 7.50% 2037	6,205	6,380
Fannie Mae 7.50% 2037	5,919	6,113
Fannie Mae 7.50% 2037	3,236	3,344
Fannie Mae 7.50% 2037	1,236	1,271
Fannie Mae 7.50% 2037	1,036	1,070
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	456	467
Freddie Mac 4.00% 2015	61,394	57,490
Freddie Mac 6.00% 2017	440	443
Freddie Mac 4.50% 2018	5,606	5,365
Freddie Mac 5.00% 2018	10,951	10,697
Freddie Mac 5.50% 2019	12,220	12,116
Freddie Mac 5.00% 2022	114,597	111,070
Freddie Mac, Series 2642, Class BL, 3.50% 2023	11,753	10,653
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,774	5,164
Freddie Mac, Series 1617, Class PM, 6.50% 2023	4,769	4,886
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	6,101	4,634
Freddie Mac 6.00% 2026	36,696	36,599
Freddie Mac 6.00% 2026	10,110	10,083
Freddie Mac 5.50% 2027	59,755	58,222
Freddie Mac 6.00% 2027	28,762	28,686
Freddie Mac, Series 2153, Class GG, 6.00% 2029	8,927	8,984
Freddie Mac, Series 2122, Class QM, 6.25% 2029	17,549	17,685
Freddie Mac 6.50% 2032	4,530	4,620
Freddie Mac 7.50% 2032	2,167	2,277
Freddie Mac 4.50% 2035	123,300	112,430
Freddie Mac, Series 3061, Class PN, 5.50% 2035	25,942	25,960
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	25,450	18,587
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	15,492	11,407
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,728
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,702
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,046	4,624
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,651	2,741
Freddie Mac 5.00% 2036	115,555	108,591
Freddie Mac, Series 3156, Class NG, 6.00% 2036	62,652	63,919
Freddie Mac 7.00% 2036	10,024	10,247
Freddie Mac 5.50% 2037	69,610	67,279
Freddie Mac 5.50% 2037	49,746	47,738
Freddie Mac, Series 3286, Class JN, 5.50% 2037	39,583	38,713
Freddie Mac 5.50% 2037	29,481	28,494
Freddie Mac, Series 3271, Class OA, 6.00% 2037	39,763	40,607
Freddie Mac 6.00% 2037	3,500	3,467
Freddie Mac 6.247% 2037[5]	18,136	18,253
Freddie Mac 6.396% 2037[5]	44,834	45,279
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	15,061	14,304
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,668	1,674
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	752	756
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,005	1,004
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,594	2,645
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.596% 2034[5]	8,052	7,960
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.619% 2034[5]	7,394	7,305
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.654% 2034[5]	17,111	17,048
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	6,552	6,544
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,873
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,106
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[4]	1,435	1,482
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	73,617	46,747
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,667	3,580
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	40,056	39,946
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	50,875
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,542
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	47,971
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	32,100	29,933
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	74,292	74,002
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	6,507	6,402
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[5]	18,000	17,839
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	36,470
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,631
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	6,748	6,501
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	6,336	6,345
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	60,646	60,338
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	30,296	30,121
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	25,851	24,717
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	13,331	13,303
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	6,562	6,528
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	2,409	2,401
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,631	4,485
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	31,228	30,897
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	20,071	19,973
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,231	2,189
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.029% 2035[5]	26,151	26,153
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	13,973	13,839
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	80,174	80,423
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	19,929	19,881
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	18,938	18,910
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037	5,744	5,619
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	24,839	23,807
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	25,388	24,327
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	11,187	10,719
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	33,393	31,995
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	47,207	46,635
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,442	1,328
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	132	131
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	12,894	12,718
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	10,852	10,819
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,910
Residential Accredit Loans, Inc., Series 2005-QS10, Class I-A, 6.00% 2035	8,498	8,402
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	5,163	5,159
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.255% 2036[5]	4,216	4,254
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	49,638	50,253
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	43,283	40,742
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	9,473	8,917
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	3,832	3,609
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	8,353	7,933
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	10,364	9,995
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	16,910	16,354
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	54,689	52,411
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	22,992	22,547
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[5]	10,000	9,760
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[5]	31,731	31,427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.858% 2035[4,5]	2,000	2,020
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,724
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	15,903	15,489
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	33,981
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,150
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	13,868
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.294% 2043[5]	7,200	6,919
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.471% 2044[5]	15,000	14,550
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	18,000	17,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	35,991
CHL Mortgage Pass-Through Trust, Series 2003-J10, Class 2-A-1, 5.00% 2018	6,839	6,553
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.827% 2033[5]	7,400	7,327
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.046% 2034[5]	6,052	5,834
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.711% 2034[5]	4,075	4,014
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.105% 2034[5]	3,598	3,609
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,609	12,493
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.636% 2035[5]	35,014	34,955
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.20% 2037[5]	25,000	24,961
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 6.00% 2047[5]	45,000	44,986
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	20,554
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	49,391	49,392
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	49,825	50,876
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[5]	18,146	17,625
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	5,816	5,704
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	22,019	21,957
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.022% 2036[5]	31,396	31,395
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.639% 2037[5]	29,850	30,143
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	35,824	34,972
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	8,814	8,604
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	23,816	23,249
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	824	808
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,773	1,739
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	8,276	7,913
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,233	4,047
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,826	8,808
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	8,444	8,520
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	11,345	11,291
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	30,532	30,361
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	16,607	16,723
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	39,497	39,832
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[5]	11,256	11,166
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.908% 2036[5]	14,179	14,100
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.941% 2036[5]	12,703	12,632
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	54,760	54,812
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	3,357	3,356
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	21,631	21,803
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	9,083	8,886
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	28,622	28,228
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	21,197
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[5]	4,955	4,948
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	20,922	20,426
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	15,480	15,111
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	11,736	11,456
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	25,519	25,496
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	12,343	12,270
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,281	1,293
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.157% 2036[5]	83,819	84,876
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[5]	4,210	4,151
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.374% 2034[5]	6,083	5,985
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[5]	8,629	8,473
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.079% 2034[5]	9,621	9,486
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	48,688
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	19,555	18,737
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-MS5, Class I-A-1, 5.00% 2018	16,071	15,398
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	2,229	2,136
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	9,262	9,215
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	4,119	4,078
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	3,818	3,809
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.55% 2034[5]	4,414	4,358
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	18,480	18,509
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	32,500	32,335
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	34,000	33,973
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	40,728	39,838
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,135
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,662
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	7,001	7,049
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,681
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	15,648	15,245
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.851% 2036[5]	64,175	63,410
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,695	40,087
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[5]	6,000	5,864
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[5]	17,000	16,802
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	26,000	25,468
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	13,620	13,357
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	20,000	19,517
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[4]	3,380	3,357
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.814% 2035[5]	17,997	17,782
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.936% 2036[5]	41,411	41,271
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	22,000	21,950
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[4]	17,320	17,240
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	16,500	16,320
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[4]	2,000	1,964
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.874% 2017[4,5]	15,563	15,140
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.839% 2018[5]	9,407	9,230
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.912% 2019[4,5]	16,827	16,348
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.912% 2033[5]	15,945	15,708
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	50,550	50,552
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	27,000	26,406
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	10,000	9,676
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	14,000	13,814
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	12,356	11,920
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	31,884	31,260
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	3,444	3,419
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,058	3,819
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	21,971	20,867
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[4,5]	1,615	1,611
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,210	13,226
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,727	6,569
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	20,144	19,791
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[5]	19,500	19,177
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	5,000	5,010
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	42,402	42,537
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	4,849	4,890
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	22,895
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,465
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	9,978	9,795
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	14,236
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,447
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	21,064	20,370
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.177% 2035[5]	19,918	19,562
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-1, 5.50% 2018	16,716	16,471
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	21,232	21,085
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	35,800	36,225
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	35,315	34,638
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	29,817
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,327
Prime Mortgage Trust, Series 2005-2, Class I-A-2, 5.00% 2020	27,563	26,413
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.946% 2037[5]	26,102	26,379
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	25,000	24,533
Residential Asset Mortgage Products Trust, Series 2005-SL2, Class A-I, 6.00% 2017	10,290	10,283
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,436
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,778
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	11,823	8,700
Government National Mortgage Assn. 6.00% 2035	5,382	5,377
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	13,676	10,324
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,185
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,797
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[4]	7,750	8,130
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[4]	13,900	14,748
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	17,000	17,181
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	17,530	16,649
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,516
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	14,128	14,117
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	6,925	7,001
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,758	6,004
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,872
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,895
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,251
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,620
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[4]	10,000	10,366
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	10,251	10,159
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	9,372	9,283
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.93% 2035[5]	8,737	8,622
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	3,141	3,009
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	5,403	5,388
MASTR Asset Securitization Trust, Series 2004-6, Class 4-A-1, 5.00% 2019	8,332	7,984
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,342	7,162
American Home Mortgage Investment Trust, Series 2004-1, Class iii-A, 3.28% 2044	6,642	6,320
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,802
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[4]	4,522	4,600
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	2,687	2,563
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.197% 2034[4,5]	2,000	2,018
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	484	483
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	825	824
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.123% 2034[5]	717	716
		7,668,500

FINANCIALS — 2.95%
Washington Mutual Bank, FA 6.875% 2011	20,000	20,788
Washington Mutual Bank 5.78% 2013[5]	10,000	9,769
Washington Mutual, Inc. 5.95% 2013	5,750	5,727
Washington Mutual, Inc. 4.625% 2014	1,055	971
Washington Mutual Bank, FA 5.65% 2014	695	677
Washington Mutual Bank, FA, Series 16, 5.125% 2015	25,035	23,537
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5]	37,200	34,762
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	51,500	45,932
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5]	5,200	4,937
ASIF Global Financing XXIII 3.90% 2008[4]	13,605	13,385
International Lease Finance Corp. 4.35% 2008	28,500	28,132
International Lease Finance Corp. 4.50% 2008	5,000	4,958
AIG SunAmerica Global Financing VII 5.85% 2008[4]	5,000	5,025
International Lease Finance Corp. 6.375% 2009	15,000	15,247
American International Group, Inc. 4.70% 2010	5,000	4,938
International Lease Finance Corp. 5.00% 2010	6,560	6,483
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	20,003
International Lease Finance Corp. 5.00% 2012	10,000	9,748
International Lease Finance Corp., Series R, 5.40% 2012	4,000	3,988
ILFC E-Capital Trust II 6.25% 2065[4,5]	15,000	14,479
American International Group, Inc., Series A-1, 6.25% 2087[5]	13,055	12,064
Residential Capital Corp. 6.66% 2008[5]	13,750	13,223
Residential Capital Corp. 6.375% 2010	15,000	14,130
Residential Capital Corp. 6.00% 2011	22,000	20,293
General Motors Acceptance Corp. 6.875% 2011	17,000	15,822
General Motors Acceptance Corp. 7.25% 2011	30,000	28,451
Residential Capital, LLC 6.50% 2012	10,000	9,081
General Motors Acceptance Corp. 7.00% 2012	5,000	4,679
Residential Capital Corp. 6.50% 2013	5,000	4,492
Residential Capital Corp. 6.875% 2015	10,000	8,867
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[4]	15,000	15,114
BBVA International SA Unipersonal 5.919% (undated)[4,5]	110,100	96,526
Lehman Brothers Holdings Inc., Series I, 5.50% 2010[5]	17,000	16,949
Lehman Brothers Holdings Inc., Series I, 6.00% 2012	5,000	5,005
Lehman Brothers Holdings Inc. 6.50% 2017	51,905	51,070
Lehman Brothers Holdings Inc. 6.875% 2037	1,000	972
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5]	32,285	30,673
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,744
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,554
J.P. Morgan Chase & Co. 4.891% 2015[5]	35,000	34,483
JPMorgan Chase Capital XX, Series T, 6.55% 2066	35,000	32,155
CIT Group Inc. 3.375% 2009	5,000	4,821
CIT Group Inc. 6.875% 2009	16,000	16,408
CIT Group Inc. 4.25% 2010	10,000	9,679
CIT Group Inc. 5.20% 2010	20,000	19,741
CIT Group Inc. 5.60% 2011	15,000	14,890
CIT Group Inc. 6.10% 2067[5]	22,180	19,121
PNC Funding Corp. 4.20% 2008	10,000	9,913
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	9,300	8,866
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	58,200	58,755
SLM Corp., Series A, 3.625% 2008	10,000	9,863
SLM Corp., Series A, 3.77% 2009[5]	10,000	9,200
SLM Corp., Series A, 4.00% 2009	10,000	9,674
SLM Corp., Series A, 4.50% 2010	21,000	19,651
SLM Corp., Series A, 5.40% 2011	20,000	18,312
SLM Corp., Series A, 5.00% 2015	10,000	8,284
Simon Property Group, LP 6.375% 2007	5,000	5,007
Simon Property Group, LP 5.375% 2008	2,000	1,988
Simon Property Group, LP 3.75% 2009	3,000	2,929
Simon Property Group, LP 4.875% 2010	5,000	4,931
Simon Property Group, LP 4.875% 2010	2,500	2,459
Simon Property Group, LP 5.375% 2011	2,000	1,990
Simon Property Group, LP 5.60% 2011	14,750	14,778
Simon Property Group, LP 5.00% 2012	20,000	19,516
Simon Property Group, LP 5.75% 2012	15,650	15,761
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[4]	10,000	9,932
Monumental Global Funding II, Series 2006-A, 5.42% 2009[4,5]	2,000	2,004
Monumental Global Funding III 5.25% 2014[4]	24,000	23,796
Monumental Global Funding III 5.56% 2014[4,5]	26,480	26,741
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,629
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,228
Developers Diversified Realty Corp. 5.00% 2010	22,500	22,172
Developers Diversified Realty Corp. 5.375% 2012	5,000	4,919
MBNA Corp. 5.625% 2007	10,000	10,007
BankBoston NA 7.00% 2007	7,500	7,510
Bank of America Corp. 5.36% 2008[5]	5,050	5,053
MBNA America Bank, National Assn. 5.375% 2008	7,500	7,496
BankAmerica Corp. 5.875% 2009	7,500	7,574
Bank of America Corp. 4.25% 2010	18,000	17,463
Bank of America Corp. 7.125% 2011	1,750	1,851
Bank of America Corp. 4.875% 2012	2,000	1,938
CNA Financial Corp. 6.60% 2008	4,000	4,049
CNA Financial Corp. 6.00% 2011	20,000	20,175
CNA Financial Corp. 5.85% 2014	35,000	34,281
American Express Co. 4.75% 2009	15,000	14,897
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,939
American Express Co. 6.80% 2066[5]	33,750	34,552
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	38,500	37,316
Westfield Group 5.40% 2012[4]	5,000	4,956
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	14,900	14,266
Household Finance Corp. 4.125% 2008	6,000	5,902
Household Finance Corp. 6.40% 2008	50,000	50,435
Genworth Financial, Inc. 4.75% 2009	13,795	13,683
Genworth Global Funding Trust, Series 2005-A, 5.52% 2010[5]	5,000	5,014
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	21,500	21,316
Genworth Global Funding Trust, Series 2007-B, 5.491% 2012[5]	2,500	2,503
Genworth Financial, Inc. 6.15% 2066[5]	11,380	10,400
Merrill Lynch & Co., Inc., Series C, 5.59% 2012[5]	8,000	7,847
Merrill Lynch & Co., Inc. 5.70% 2017	21,000	19,853
Merrill Lynch & Co., Inc. 6.11% 2037	27,500	24,905
Plum Creek Timberlands, LP 5.875% 2015	53,000	52,278
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,605
Hartford Financial Services Group, Inc. 5.25% 2011	6,250	6,239
Hartford Life Insurance Co. 5.46% 2012[5]	5,000	5,006
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,435
Glen Meadow Pass Through Trust 6.505% 2067[4,5,6]	27,500	26,138
Liberty Mutual Group Inc. 5.75% 2014[4]	20,000	19,349
Liberty Mutual Group Inc. 6.50% 2035[4]	12,000	10,781
Liberty Mutual Group Inc. 7.50% 2036[4]	19,250	19,014
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	1,320	1,151
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,398
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,679
Countrywide Financial Corp., Series B, 5.80% 2012	50,825	48,915
XL Capital Ltd. 5.25% 2014	10,000	9,578
XL Capital Ltd. 6.375% 2024	1,500	1,474
Mangrove Bay Pass Through Trust 6.102% 2033[4,5,6]	29,070	28,583
XL Capital Ltd., Series E, 6.50% (undated)[5]	1,355	1,211
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5,6]	5,000	5,016
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,981
iStar Financial, Inc. 5.375% 2010[2]	25,675	25,292
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,705
iStar Financial, Inc. 5.80% 2011[2]	7,600	7,586
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	6,000	5,868
Prudential Funding, LLC, Series B, 6.60% 2008[4]	12,412	12,501
Prudential Financial, Inc., Series D, 5.10% 2011	4,000	3,945
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	2,950
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	15,000	18,480
UniCredito Italiano SpA 5.584% 2017[4,5]	32,900	32,607
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	11,060
Lincoln National Corp. 7.00% 2066[5]	42,430	42,703
Capital One Financial Corp. 7.125% 2008	5,750	5,825
Capital One Financial Corp. 5.70% 2011	15,000	14,921
Capital One Financial Corp. 6.25% 2013	5,000	5,051
Capital One Bank 6.50% 2013	13,477	13,789
Capital One Capital IV 6.745% 2037[5]	1,500	1,306
SunTrust Banks, Inc. 5.29% 2007[5]	40,000	40,008
Goldman Sachs Group, Inc. 5.536% 2012[5]	7,000	6,838
Goldman Sachs Group, Inc. 5.75% 2016	7,500	7,251
Goldman Sachs Group, Inc. 5.625% 2017	24,500	23,257
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,854
Allstate Corp., Series B, 6.125% 2067[5]	20,000	18,977
Allstate Corp., Series A, 6.50% 2067[5]	2,500	2,315
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,898
Wachovia Corp. 5.625% 2016	21,000	20,466
ProLogis 5.25% 2010	32,000	31,813
Brandywine Operating Partnership, LP 5.75% 2012	15,030	15,066
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,822
Brandywine Operating Partnership, LP 5.70% 2017	13,000	12,471
Hospitality Properties Trust 7.00% 2008	5,500	5,544
Hospitality Properties Trust 6.75% 2013	18,925	19,582
Hospitality Properties Trust 5.125% 2015	3,000	2,825
Hospitality Properties Trust 6.30% 2016	1,150	1,162
Société Générale 5.922% (undated)[4,5]	1,300	1,251
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	27,569	27,664
ERP Operating LP 4.75% 2009	6,360	6,274
ERP Operating LP 6.95% 2011	11,200	11,700
ERP Operating LP 5.50% 2012	2,500	2,475
ERP Operating LP 6.625% 2012	8,000	8,315
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[4]	20,000	19,910
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[4]	5,000	4,876
MetLife, Inc. 5.50% 2014	1,000	990
MetLife, Inc. 5.00% 2015	2,500	2,376
Citigroup Inc. 5.40% 2008[5]	7,350	7,356
Citigroup Inc. 4.125% 2010	11,000	10,734
Citigroup Inc. 4.625% 2010	10,000	9,854
BNP Paribas 5.125% 2015[4]	2,925	2,780
BNP Paribas 7.195% (undated)[4,5]	24,200	24,010
Fifth Third Capital Trust IV 6.50% 2067[5]	28,000	26,553
ACE INA Holdings Inc. 5.875% 2014	7,500	7,460
ACE INA Holdings Inc. 5.70% 2017	3,825	3,732
ACE Capital Trust II 9.70% 2030	12,210	15,349
HBOS PLC 5.375% (undated)[4,5]	15,115	14,745
HBOS PLC, Series B, 5.92% (undated)[4,5]	10,800	9,683
Bank of Scotland 7.00% (undated)[4,5]	2,050	2,056
Wells Fargo & Co. 4.125% 2008	15,000	14,866
Wells Fargo Bank, National Assn. 4.75% 2015	10,000	9,381
Santander Issuances, SA Unipersonal 5.72% 2016[4,5]	7,600	7,644
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	10,000	10,113
Abbey National PLC 6.70% (undated)[5]	6,000	6,061
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	23,775
Ford Motor Credit Co. 7.875% 2010	10,000	9,569
Ford Motor Credit Co. 7.375% 2011	15,000	14,028
Lazard Group LLC 7.125% 2015	18,500	18,912
Lazard Group LLC 6.85% 2017[4]	4,500	4,517
Zions Bancorporation 5.50% 2015	10,000	9,645
Zions Bancorporation 6.00% 2015	11,585	11,555
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	24,000	21,135
Standard Chartered PLC 6.409% (undated)[4,5]	22,700	20,752
Capmark Financial Group, Inc. 5.875% 2012[4]	12,190	11,410
Capmark Financial Group, Inc. 6.30% 2017[4]	10,000	8,874
Toyota Motor Credit Corp., Series B, 5.25% 2008	20,000	19,981
Rouse Co. 3.625% 2009	5,000	4,821
Rouse Co. 7.20% 2012	9,446	9,484
Rouse Co. 5.375% 2013	4,000	3,699
State Street Capital Trust IV 6.355% 2077[5]	18,750	17,781
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,928
Kimco Realty Corp. 6.00% 2012	4,062	4,115
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,371
Kimco Realty Corp. 5.70% 2017	2,000	1,940
QBE Capital Funding II LP 6.797% (undated)[4,5]	15,855	14,830
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,740
ORIX Corp. 5.48% 2011	14,250	14,191
ING Security Life Institutional Funding 5.55% 2010[4,5]	4,000	4,011
ING Bank NV 5.125% 2015[4]	10,275	9,888
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	13,825	12,831
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	1,100	1,030
Principal Life Global Funding I 4.40% 2010[4]	10,000	9,716
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	4,038
ZFS Finance (USA) Trust 6.50% 2037[4,5]	8,375	7,857
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,500	4,476
AXA SA 6.379% (undated)[4,5]	13,775	11,807
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	11,200	10,653
Union Bank of California, NA 5.95% 2016	10,000	10,063
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,789
Credit Agricole SA 6.637% (undated)[4,5]	9,850	9,235
National Westminster Bank PLC 7.75% (undated)[5]	9,018	9,046
Boston Properties LP 6.25% 2013	6,500	6,711
Nationwide Financial Services, Inc. 6.75% 2067[5]	7,440	6,501
Ambac Financial Group, Inc. 6.15% 2087[5]	7,635	6,225
Federal Realty Investment Trust 6.125% 2007	4,500	4,505
Federal Realty Investment Trust 8.75% 2009	1,000	1,076
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,120
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	4,951
New York Life Global Funding 4.625% 2010[4]	5,000	4,945
Independence Community Bank 3.75% 2014[5]	4,000	3,884
Barclays Bank PLC 5.926% (undated)[4,5]	3,600	3,445
Assurant, Inc. 5.625% 2014	3,000	2,905
Downey Financial Corp. 6.50% 2014	2,840	2,799
USB Realty Corp 6.091% (undated)[4,5]	1,900	1,817
North Front Pass Through Trust 5.81% 2024[4,5,6]	1,165	1,122
Catlin Insurance Ltd. 7.249% (undated)[4,5]	145	133
		2,995,381

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.24%
U.S. Treasury 6.125% 2007	103,500	103,540
U.S. Treasury 6.00% 2009	200,000	205,454
U.S. Treasury 5.75% 2010	10,000	10,339
U.S. Treasury 6.50% 2010	201,000	210,234
U.S. Treasury 10.375% 2012	44,000	44,722
U.S. Treasury 12.00% 2013	64,000	68,705
U.S. Treasury 11.75% 2014	95,000	109,509
U.S. Treasury 12.50% 2014	60,000	69,080
U.S. Treasury 13.25% 2014	90,000	103,099
U.S. Treasury 9.25% 2016	100,000	131,102
U.S. Treasury Principal Strip 0% 2018	11,460	6,745
U.S. Treasury 6.50% 2026	34,250	40,538
U.S. Treasury Principal Strip 0% 2037	63,500	15,066
Fannie Mae 5.25% 2007	40,000	39,995
Fannie Mae 6.34% 2007	20,000	20,046
Fannie Mae 7.125% 2010	140,000	147,731
Fannie Mae 7.25% 2010	50,000	52,546
Fannie Mae 6.00% 2011	75,000	77,286
Fannie Mae 5.25% 2012	100,000	99,608
Freddie Mac 4.875% 2008	75,000	74,854
Freddie Mac 5.75% 2009	75,000	75,843
Freddie Mac 6.625% 2009	95,000	98,080
Freddie Mac 7.00% 2010	70,000	73,353
Freddie Mac 5.875% 2011	100,000	102,229
Federal Home Loan Bank 3.375% 2007	63,295	63,078
Federal Home Loan Bank 5.27% 2008	23,500	23,503
Federal Home Loan Bank 5.625% 2016	49,375	49,525
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,643
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	55,000	54,785
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	35,000	35,470
CoBank ACB 5.96% 2022[4,5]	16,350	16,382
		2,267,090

ASSET-BACKED OBLIGATIONS[6]— 2.03%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,470
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	25,970
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,628
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	4,851
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[5]	20,000	19,991
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	15,000	15,007
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	173,263	169,798
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[4]	1,709	1,689
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[4]	5,934	5,873
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	8,365	8,226
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[4]	10,786	10,646
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[4]	12,000	11,881
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	12,500	12,395
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	20,000	19,985
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	12,000	12,167
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	15,000	14,881
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	18,000	17,963
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[4]	30,000	30,080
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	12,825	12,997
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	28,995	28,995
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	33,034
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	18,402
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	25,042
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,336
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[5]	80,000	78,987
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[4]	5,905	5,883
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[4,5]	9,752	9,720
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	17,151	16,983
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	30,000	29,991
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	5,000	5,047
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	25,000	25,129
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	7,677	7,564
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,774
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	43,000	42,872
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	3,278	3,238
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,188
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	47,000	47,411
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	8,123	8,026
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	41,385	41,328
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,965
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	30,000	30,084
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	20,000	20,106
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[5]	15,000	14,988
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,430
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	20,000	20,981
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 5.47% 2036[5]	7,500	7,385
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 5.54% 2036[5]	23,749	23,436
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 5.56% 2036[5]	17,545	17,323
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4]	48,860	48,014
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	49,895	47,151
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	11,413	11,302
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	7,584	7,544
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	11,767	11,743
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,300	16,277
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 5.39% 2011[5]	17,000	17,008
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	29,000	29,077
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	44,000	44,516
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,696
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,637
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	25,150	25,000
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	15,000	14,911
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036	23,000	21,954
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	16,965	16,957
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	35,461
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	34,228
Discover Card Master Trust I, Series 2004-1, Class A, 5.35% 2010[5]	32,800	32,800
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	15,000	14,685
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	15,000	14,887
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[4]	3,648	3,645
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	25,000	25,019
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	15,765
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	9,756
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[4]	25,154	25,025
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	24,992
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	10,620	10,579
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[4]	10,554	10,558
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[4]	9,656	9,565
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	11,060	11,039
Providian Master Note Trust, Series 2005-A1, Class A, 5.38% 2012[4,5]	20,000	20,009
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.98% 2035[5]	20,000	19,962
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,080
Citibank Credit Card Issuance Trust, Class 2004-A7, 5.45% 2013[5]	17,000	17,024
Morgan Stanley ABS Capital I Inc., Series 2007-NC3, Class M-4, 5.72% 2037[5]	9,184	7,806
Morgan Stanley ABS Capital I Inc., Series 2007-NC3, Class M-5, 5.87% 2037[5]	4,129	3,303
Morgan Stanley ABS Capital I Inc., Series 2007-HE6, Class M-6, 6.10% 2037[5]	4,000	3,000
Morgan Stanley ABS Capital I Inc., Series 2007-NC3, Class M-6, 6.17% 2037[5]	3,500	2,625
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	15,951	16,184
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,545	16,155
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 6.32% 2013[5]	15,000	15,092
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[4]	15,000	15,007
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[4]	15,000	14,965
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[4,5]	15,000	14,865
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 6.04% 2037[5]	9,000	8,003
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 6.22% 2037[5]	4,500	3,985
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 6.62% 2037[5]	2,500	2,195
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	13,567	13,389
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,455
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	11,996
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class M-4, 5.82% 2037[5]	1,945	1,751
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class M-5, 5.97% 2037[5]	4,447	3,948
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class M-6, 6.27% 2037[5]	2,915	2,584
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class M-7, 6.82% 2037[5]	3,265	2,778
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	6,294	6,560
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	3,287
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,250	9,782
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	9,652	9,515
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 5.92% 2037[5]	9,500	8,075
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,653	7,943
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[4,5]	5,636	5,633
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,526
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	5,449	5,418
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,069
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[5]	2,630	2,631
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.92% 2034[5]	1,945	1,946
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	2,674	2,683
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,518	2,516
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,690	1,659
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,197
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	708	707
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 5.64% 2034[5]	309	309
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[5]	102	102
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.74% 2033[5]	130	131
		2,054,787

CONSUMER DISCRETIONARY — 0.73%
Federated Department Stores, Inc. 6.625% 2008	20,000	20,118
Federated Retail Holdings, Inc. 5.35% 2012	38,870	38,640
Federated Retail Holdings, Inc. 5.90% 2016	31,000	30,037
Federated Department Stores, Inc. 6.90% 2029	7,000	6,196
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,445
Comcast Corp. 5.45% 2010	9,500	9,472
Tele-Communications, Inc. 7.875% 2013	10,000	10,914
Comcast Corp. 5.85% 2015	31,000	30,284
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,317
J.C. Penney Co., Inc. 8.00% 2010	27,750	29,343
J.C. Penney Co., Inc. 9.00% 2012	7,480	8,445
J.C. Penney Corp., Inc. 5.75% 2018	12,900	12,364
J.C. Penney Corp., Inc. 6.375% 2036	7,100	6,613
Time Warner Inc. 8.18% 2007	10,000	10,025
Time Warner Inc. 5.50% 2011	8,000	7,955
Time Warner Companies, Inc. 9.125% 2013	10,000	11,546
Time Warner Inc. 5.875% 2016	17,900	17,285
Time Warner Companies, Inc. 7.25% 2017	2,500	2,667
Viacom Inc. 5.75% 2011	13,500	13,464
Viacom Inc. 6.25% 2016	34,705	33,906
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,199
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	34,237
Centex Corp. 4.55% 2010	2,000	1,876
Centex Corp. 7.875% 2011	2,000	2,058
Centex Corp. 5.25% 2015	10,000	8,559
Centex Corp. 6.50% 2016	22,355	20,408
D.R. Horton, Inc. 6.00% 2011	6,000	5,751
D.R. Horton, Inc. 5.625% 2016	3,175	2,710
D.R. Horton, Inc. 6.50% 2016	23,915	21,770
Toll Brothers, Inc. 6.875% 2012	21,000	20,554
Toll Brothers, Inc. 5.15% 2015	8,160	7,136
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,388
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,493
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,094
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,614
Marriott International, Inc., Series I, 6.375% 2017	22,750	22,782
Ryland Group, Inc. 5.375% 2012	12,000	11,298
Ryland Group, Inc. 5.375% 2015	12,000	10,659
Carnival Corp. 3.75% 2007	6,000	5,970
Carnival Corp. 6.15% 2008	15,725	15,765
News America Holdings Inc. 9.25% 2013	5,200	6,028
News America Inc. 5.30% 2014	5,000	4,804
News America Holdings Inc. 8.00% 2016	2,000	2,261
News America Inc. 7.25% 2018	4,250	4,547
News America Holdings Inc. 8.25% 2018	2,600	2,983
News America Inc. 6.40% 2035	1,000	942
Target Corp. 7.50% 2010	20,000	21,064
Gap, Inc. 9.55% 2008[5]	19,460	20,483
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	3,938
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	7,261
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	7,361
Pulte Homes, Inc. 4.875% 2009	3,000	2,916
Pulte Homes, Inc. 7.875% 2011	14,000	14,190
Walt Disney Co. 5.70% 2011	4,000	4,068
Walt Disney Co. 5.625% 2016	6,000	5,907
Walt Disney Co. 6.00% 2017	6,000	6,069
MDC Holdings, Inc. 7.00% 2012	2,000	2,028
MDC Holdings, Inc. 5.375% 2014	15,000	13,493
Thomson Corp. 6.20% 2012	14,000	14,353
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,457
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,866
Limited Brands, Inc. 6.90% 2017	9,630	9,613
NVR, Inc. 5.00% 2010	8,000	7,879
Home Depot, Inc. 5.485% 2009[5]	7,500	7,481
Hilton Hotels Corp. 7.625% 2008	4,000	4,050
Kohl’s Corp. 6.30% 2011	1,200	1,233
Kohl’s Corp. 7.375% 2011	1,555	1,661
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	1,368
		734,661

HEALTH CARE — 0.59%
Cardinal Health, Inc. 6.25% 2008	13,155	13,230
Cardinal Health, Inc. 6.75% 2011	100,250	104,484
Cardinal Health, Inc. 5.85% 2017	10,000	9,738
Hospira, Inc. 4.95% 2009	48,950	48,674
Hospira, Inc. 5.55% 2012	20,000	20,035
Hospira, Inc. 5.90% 2014	5,860	5,789
Hospira, Inc. 6.05% 2017	14,345	14,143
UnitedHealth Group Inc. 3.30% 2008	7,500	7,435
UnitedHealth Group Inc. 4.125% 2009	20,165	19,754
UnitedHealth Group Inc. 5.25% 2011	1,585	1,579
UnitedHealth Group Inc. 5.375% 2016	40,250	38,849
UnitedHealth Group Inc. 6.00% 2017[4]	20,000	20,080
WellPoint, Inc. 5.00% 2011	37,000	36,423
WellPoint, Inc. 5.875% 2017	31,000	30,859
WellPoint, Inc. 6.375% 2037	11,000	10,811
Humana Inc. 6.45% 2016	40,875	41,377
Humana Inc. 6.30% 2018	16,335	16,125
Wyeth 4.375% 2008[5]	48,531	48,200
Coventry Health Care, Inc. 5.95% 2017	38,225	36,487
Boston Scientific Corp. 6.00% 2011	21,360	20,622
Boston Scientific Corp. 6.40% 2016	11,325	10,027
Aetna Inc. 5.75% 2011	12,500	12,653
Schering-Plough Corp. 5.55% 2013[5]	10,000	10,048
Amgen Inc. 4.00% 2009	10,000	9,706
Universal Health Services, Inc. 7.125% 2016	6,820	7,144
		594,272

TELECOMMUNICATION SERVICES — 0.56%
SBC Communications Inc. 4.125% 2009	10,000	9,760
SBC Communications Inc. 6.25% 2011	35,000	35,817
AT&T Wireless Services, Inc. 7.875% 2011	76,700	82,520
SBC Communications Inc. 5.875% 2012	10,000	10,085
SBC Communications Inc. 5.10% 2014	4,250	4,031
AT&T Corp 8.00% 2031	20,000	23,911
US Unwired Inc., Series B, 10.00% 2012	33,305	36,033
Nextel Communications, Inc., Series E, 6.875% 2013	32,999	31,708
Nextel Communications, Inc. 5.95% 2014	53,641	49,818
Telecom Italia Capital SA 4.00% 2010	9,800	9,452
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	56,652
Telecom Italia Capital SA 7.20% 2036	28,900	29,427
Verizon Global Funding Corp. 7.25% 2010	10,000	10,509
Verizon Global Funding Corp. 7.375% 2012	17,000	18,241
Verizon Communications Inc. 5.50% 2017	20,000	19,204
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	24,202
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,940
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	21,100	19,469
Singapore Telecommunications Ltd. 6.375% 2011[4]	17,925	18,578
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,183
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,113
British Telecommunications PLC 8.375% 2010[5]	4,200	4,607
British Telecommunications PLC 9.125% 2030[5]	11,400	14,968
Koninklijke KPN NV 8.00% 2010	7,750	8,311
Koninklijke KPN NV 8.375% 2030	4,600	5,147
Deutsche Telekom International Finance BV 8.00% 2010[5]	5,100	5,451
Deutsche Telekom International Finance BV 8.25% 2030[5]	6,000	7,199
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,063
		570,399

ENERGY — 0.56%
Devon Financing Corp., ULC 6.875% 2011	75,500	79,491
Gaz Capital SA 6.51% 2022[4]	62,365	59,796
Apache Corp. 6.25% 2012	55,000	56,832
Kinder Morgan Energy Partners LP 6.75% 2011	1,500	1,554
Kinder Morgan Energy Partners LP 5.00% 2013	11,190	10,603
Kinder Morgan Energy Partners LP 5.125% 2014	26,210	24,744
Kinder Morgan Energy Partners LP 6.00% 2017	15,000	14,677
Enterprise Products Operating LP 4.95% 2010	20,000	19,718
Enterprise Products Operating LP 7.50% 2011	5,000	5,287
Enterprise Products Partners LP 5.60% 2014	8,100	7,871
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,767
Enterprise Products Operating LP 6.875% 2033	10,000	10,108
Enbridge Inc. 5.80% 2014	32,500	32,228
Enbridge Inc. 5.60% 2017	6,000	5,783
Canadian Natural Resources Ltd. 5.70% 2017	38,500	37,349
TransCanada PipeLines Ltd. 6.35% 2067[5]	38,810	36,390
Williams Companies, Inc. 7.125% 2011	10,000	10,050
Williams Companies, Inc. 8.125% 2012	16,300	16,952
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,840
Pemex Finance Ltd. 8.875% 2010[6]	11,599	12,157
Pemex Project Funding Master Trust 5.75% 2015	21,000	20,462
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,6]	4,279	4,192
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	674	661
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,6]	27,650	26,406
XTO Energy Inc. 5.90% 2012	12,000	12,152
XTO Energy Inc. 5.65% 2016	15,000	14,653
Sunoco, Inc. 6.75% 2011	7,500	7,778
Sunoco, Inc. 4.875% 2014	9,250	8,772
Duke Capital Corp. 7.50% 2009	10,000	10,397
Energy Transfer Partners, LP 5.95% 2015	5,930	5,769
Southern Natural Gas Co. 5.90% 2017[4]	5,460	5,302
		568,741

UTILITIES — 0.43%
American Electric Power Co., Inc. 4.709% 2007[5]	12,500	12,496
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,710
Ohio Power Co., Series J, 5.30% 2010	18,000	17,934
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,984
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,035
Indiana Michigan Power Co. 5.65% 2015	11,000	10,785
Commonwealth Edison Co., First Mortgage Bonds, Series 99, 3.70% 2008	2,750	2,726
Exelon Corp. 4.45% 2010	15,000	14,579
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	14,000	13,861
Exelon Corp. 6.75% 2011	2,000	2,066
Exelon Generation Co., LLC 6.95% 2011	21,600	22,480
Exelon Corp. 4.90% 2015	5,000	4,621
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	4,956
Scottish Power PLC 4.91% 2010	30,000	29,773
Scottish Power PLC 5.375% 2015	25,000	24,625
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,929
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,473
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	2,924
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[5]	4,250	4,254
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,919
Cilcorp Inc. 8.70% 2009	17,025	17,446
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,958
Union Electric Co. 4.65% 2013	4,250	3,979
Cilcorp Inc. 9.375% 2029	5,000	5,545
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,135
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,770
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,542
National Grid PLC 6.30% 2016	28,225	29,006
PSEG Power LLC 3.75% 2009	10,000	9,735
PSEG Power LLC 7.75% 2011	15,000	16,080
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,689
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,246
MidAmerican Energy Co. 5.125% 2013	1,500	1,482
MidAmerican Energy Co. 5.95% 2017	20,000	20,150
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,903
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,811
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,846
Alabama Power Co., Series X, 3.125% 2008	1,800	1,770
Alabama Power Co., Series R, 4.70% 2010	1,750	1,717
Alabama Power Co., Series Q, 5.50% 2017	4,000	3,924
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,337
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,847
NiSource Finance Corp. 6.15% 2013	3,000	3,042
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	959
		440,049

INDUSTRIALS — 0.38%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	11,135	11,222
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	5,210	5,312
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	10,336	10,420
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	2,000	2,019
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	14,578	15,462
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	15,568	16,784
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	11,930	12,232
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	39,450	41,731
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	41,770	41,871
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	3,586	3,660
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	42,303	43,735
Caterpillar Financial Services Corp., Series F, 5.43% 2008[5]	1,000	1,001
Caterpillar Inc. 4.50% 2009	17,785	17,579
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,210
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	2,981
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	1,989
Caterpillar Inc. 6.05% 2036	1,600	1,567
Waste Management, Inc. 6.50% 2008	6,180	6,253
Waste Management, Inc. 7.375% 2010	20,000	21,008
Waste Management, Inc. 5.00% 2014	890	845
Raytheon Co. 4.85% 2011	16,000	15,720
Raytheon Co. 6.40% 2018	1,580	1,639
Raytheon Co. 6.75% 2018	2,420	2,573
Raytheon Co. 7.00% 2028	4,000	4,425
Tyco International Group SA 6.125% 2008	13,000	13,130
Tyco International Group SA 6.125% 2009	7,000	7,091
Tyco International Group SA 7.00% 2028	745	805
Tyco International Group SA 6.875% 2029	1,425	1,546
Atlas Copco AB 5.60% 2017[4]	17,290	16,820
John Deere Capital Corp. 3.90% 2008	1,500	1,490
John Deere Capital Corp. 4.875% 2009	6,000	5,965
John Deere Capital Corp., Series D, 5.50% 2017	7,050	6,918
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,369
Hutchison Whampoa International Ltd. 6.50% 2013[4]	11,800	12,137
General Electric Capital Corp. 4.25% 2008	10,000	9,952
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	1,202	1,203
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	3,202	3,227
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	3,500	3,474
Lockheed Martin Corp. 7.65% 2016	4,000	4,557
Lockheed Martin Corp. 6.15% 2036	3,000	3,002
		390,924

INFORMATION TECHNOLOGY — 0.18%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	54,980	53,927
Electronic Data Systems Corp. 7.45% 2029	15,000	15,071
National Semiconductor Corp. 6.15% 2012	7,500	7,538
National Semiconductor Corp. 6.60% 2017	28,000	28,372
Western Union Co. 5.51% 2008[5]	20,000	20,002
Jabil Circuit, Inc. 5.875% 2010	19,185	19,105
Motorola, Inc. 4.608% 2007	12,500	12,470
Motorola, Inc. 7.625% 2010	1,590	1,677
Cisco Systems, Inc. 5.25% 2011	14,000	13,941
Sabre Holdings Corp. 8.35% 2016	10,000	8,350
		180,453

MATERIALS — 0.17%
UPM-Kymmene Corp. 5.625% 2014[4]	41,490	39,747
Stora Enso Oyj 6.404% 2016[4]	36,000	36,008
Dow Chemical Co. 5.00% 2007	10,500	10,478
Dow Chemical Co. 5.75% 2008	10,500	10,549
Lafarge 6.15% 2011	15,000	15,247
Packaging Corp. of America 4.375% 2008	14,000	13,816
C10 Capital (SPV) Ltd. 6.722%[4,5]	12,755	12,051
Arbermarle Corp. 5.10% 2015	7,000	6,620
Praxair, Inc. 2.75% 2008	6,350	6,210
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,885
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,433
International Paper Co. 5.85% 2012	5,247	5,232
Commercial Metals Co. 6.50% 2017	4,675	4,762
ICI Wilmington, Inc. 4.375% 2008	4,000	3,934
ICI Wilmington, Inc. 5.625% 2013	500	493
Alcan Inc. 6.45% 2011	1,000	1,033
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	328
		171,826

CONSUMER STAPLES — 0.08%
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,137
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	18,000	20,498
Tyson Foods, Inc. 6.85% 2016[5]	20,000	20,392
CVS Corp. 7.77% 2012[4,6]	2,242	2,420
CVS Corp. 5.298% 2027[4,6]	13,257	12,544
Delhaize Group 6.50% 2017[4]	15,050	14,624
		84,615

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.05%
Russian Federation 7.50% 2030[6]	32,437	35,619
Corporación Andina de Fomento 6.875% 2012	10,000	10,550
		46,169

MUNICIPALS — 0.03%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,155	13,734
Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	9,416	9,450
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,235	4,235
		27,419

Total bonds & notes (cost: $19,047,024,000)		18,795,286

Short-term securities — 11.01%

Freddie Mac 5.08%–5.145% due 8/6–11/5/2007	1,533,610	1,523,514
Federal Home Loan Bank 5.11%–5.14% due 8/3–10/24/2007	1,133,403	1,128,723
U.S. Treasury Bills 4.783%–4.851% due 9/13–11/1/2007	560,400	555,602
Bank of America Corp. 5.19%–5.26% due 9/11–10/17/2007	402,100	398,738
Ranger Funding Co. LLC 5.23%–5.27% due 8/10–10/1/2007[4]	145,000	144,135
Clipper Receivables Co., LLC 5.245%–5.255% due 8/1–9/17/2007[4]	535,400	534,058
Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 8/1–10/29/2007[4]	515,120	510,974
General Electric Capital Corp. 5.24% due 9/28/2007	75,000	74,385
General Electric Capital Services, Inc. 5.22%–5.23% due 8/2–9/12/2007	161,200	160,664
Edison Asset Securitization LLC 5.21%–5.25% due 8/22–10/9/2007[4,8]	262,200	260,562
CAFCO, LLC 5.225%–5.255% due 8/7–10/25/2007[4]	251,200	249,867
Ciesco LLC 5.24%–5.245% due 9/21–10/3/2007[4]	125,000	123,942
Citigroup Funding Inc. 5.245%–5.27% due 10/15–10/30/2007	116,000	114,579
Park Avenue Receivables Co., 5.23%–5.25% due 8/24–9/18/2007[4]	205,736	204,847
Jupiter Securitization Co., LLC 5.23%–5.25% due 8/7–9/6/2007[4]	80,000	79,708
JPMorgan Chase & Co. 5.21%–5.235% due 9/24–10/18/2007	190,200	188,663
Fannie Mae 5.08%–5.145% due 8/15–10/5/2007	472,400	469,631
Variable Funding Capital Corp. 5.235%–5.265% due 8/6–10/17/2007[4]	451,800	449,558
Coca-Cola Co. 5.16%–5.21% due 8/13–10/16/2007[4]	404,900	402,317
Wal-Mart Stores Inc. 5.15%–5.215% due 9/5–11/20/2007[4]	395,900	392,298
AIG Funding Inc. 5.20%–5.205% due 8/14–9/10/2007	150,000	149,342
International Lease Finance Corp. 5.20%–5.225% due 8/1–9/27/2007	191,000	189,847
Johnson & Johnson 5.18%–5.20% due 8/22–10/5/2007[4]	304,615	302,852
Wells Fargo & Co. 5.25% due 8/28/2007	117,500	117,019
Wells Fargo Bank, N.A. 5.27% due 9/6/2007	105,000	105,000
Prudential Funding, LLC 5.18%–5.19% due 8/1–8/28/2007	200,000	199,685
CIT Group, Inc. 5.23%–5.27% due 8/23–10/25/2007[4]	161,800	160,897
HSBC Finance Corp. 5.21%–5.22% due 9/5–9/18/2007	153,600	152,706
AT&T Inc. 5.24%–5.25% due 8/23–9/27/2007[4]	152,800	151,778
Federal Farm Credit Banks 5.03%–5.12% due 8/22–12/3/2007	149,300	148,118
Honeywell International Inc. 5.15%–5.225% due 8/2–9/17/2007[4]	138,000	137,564
Paccar Financial Corp. 5.20%–5.22% due 8/14–10/4/2007	138,050	137,299
E.I. duPont de Nemours and Co. 5.21%–5.24% due 8/15–9/14/2007[4]	130,000	129,444
IBM Capital Inc. 5.19% due 9/10/2007[4]	81,356	80,875
IBM Corp. 5.20%–5.215% due 8/30–9/24/2007[4]	43,100	42,806
Abbott Laboratories 5.22%–5.23% due 9/20–9/25/2007[4]	123,200	122,247
Private Export Funding Corp. 5.18%–5.22% due 9/10–9/19/2007[4]	90,000	89,424
Caterpillar Financial Services Corp. 5.22%–5.23% due 8/8–9/20/2007	81,400	81,112
Three Pillars Funding, LLC 5.26%–5.28% due 8/1–9/26/2007[4]	80,412	80,162
Hewlett-Packard Co. 5.24%–5.26% due 8/3–9/24/2007[4]	79,950	79,688
NetJets Inc. 5.21%–5.23% due 8/17–9/5/2007[4]	67,400	67,155
Union Bank of California, N.A. 5.28% due 9/13/2007	50,000	49,996
Anheuser-Busch Cos. Inc. 5.21% due 9/5/2007[4]	50,000	49,747
International Bank for Reconstruction and Development 5.14% due 9/14/2007	50,000	49,678
FCAR Owner Trust I 5.23% due 9/18/2007	50,000	49,647
Harvard University 5.18%–5.21% due 8/13–8/22/2007	44,962	44,844
Illinois Tool Works Inc. 5.22% due 8/10/2007	40,000	39,942
USAA Capital Corp. 5.19% due 8/15/2007	25,000	24,948
Target Corp. 5.23% due 8/27/2007	25,000	24,902
Merck & Co. Inc. 5.20% due 8/30/2007	25,000	24,894
Harley-Davidson Funding Corp. 5.20%–5.24% due 8/15–9/27/2007[4]	25,000	24,870
Yale University 5.24% due 9/7/2007	25,000	24,861
Brown-Forman Corp. 5.22% due 8/9/2007[4]	20,000	19,975
Kimberly Clark Worldwide Inc. 5.23% due 8/17/2007[4]	20,000	19,951
American Express Credit Corp. 5.21% due 8/20/2007	20,000	19,942

Total short-term securities (cost: $11,158,671,000)		11,159,982

Total investment securities (cost: $84,188,837,000)		101,714,111
Other assets less liabilities		(340,698)

Net assets		$101,373,413

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $38,626,188,000.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[3]	Security did not produce income during the last 12 months.
[4]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $7,556,318,000, which represented 7.45% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2007, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 7/31/07 (000)

UST Inc.	8,178,000	—	—	8,178,000	$14,475	$437,932
Macquarie Infrastructure Group	139,581,612	2,986,409	—	142,568,021	22,124	396,273
Macquarie Airports	107,363,105	—	—	107,363,105	20,072	395,504
iStar Financial, Inc.	7,065,500	1,142,050	—	8,207,550	15,509	298,180
iStar Financial, Inc. 5.375% 2010	$25,675,000	$—	$—	$25,675,000	1,045	25,292
iStar Financial, Inc.,
Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	375	9,705
iStar Financial, Inc., Series F,
7.80% cumulative redeemable	400,000	—	—	400,000	585	9,520
iStar Financial, Inc. 5.80% 2011	$7,600,000	$—	$—	$7,600,000	332	7,586
iStar Financial, Inc., Series B, 4.875% 2009	$2,000,000	$—	$—	$2,000,000	74	1,981
SBM Offshore NV	8,335,188	—	—	8,335,188	5,457	344,505
CapitaMall Trust Management Ltd., units	100,628,470	—	—	100,628,470	3,785	246,831
SP AusNet	107,253,698	28,300,127	—	135,553,825	9,629	155,695
Macquarie Communications
Infrastructure Group	25,667,933	—	—	25,667,933	7,867	129,596
Macquarie Communications
Infrastructure Group	—	4,332,067	—	4,332,067	—	21,872
RPM International, Inc.	3,325,000	2,875,000	—	6,200,000	2,546	145,762
Fisher & Paykel Healthcare Corp. Ltd.	33,211,000	10,000	—	33,221,000	2,974	85,262
Compass Minerals International, Inc.	1,550,000	540,758	—	2,090,758	1,638	68,660
VastNed Retail NV	—	845,106	—	845,106	1,869	67,738
Ruby Tuesday, Inc.	—	3,000,000	—	3,000,000	1,465	66,750
PaperlinX Ltd.	22,547,000	—	—	22,547,000	876	61,051
Macquarie International
Infrastructure Fund Ltd.	83,170,000	—	—	83,170,000	2,178	60,644
Fortune Real Estate Investment Trust	52,262,500	146,000	—	52,408,500	1,123	41,698
Allco Commercial REIT	32,100,000	12,840,001	—	44,940,001	587	32,725
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	702	27,074
TICON Industrial Connection PCL	—	41,951,000	—	41,951,000	1,296	26,961
CitySpring Infrastructure Trust	—	29,250,000	—	29,250,000	149	24,991
Oakton Ltd.	—	4,617,960	—	4,617,960	255	22,827
Cambridge Industrial Trust	—	33,330,000	—	33,330,000	720	20,089
Ascendas Real Estate Investment Trust*	72,142,600	—	19,559,825	52,582,775	3,633	—
CapitaCommercial Trust Management Ltd.*	77,882,700	—	12,394,600	65,488,100	2,686	—
GS Engineering & Construction Corp.*	2,550,000	—	2,550,000	—	3,548	—
Prosperity REIT*	81,325,000	—	81,325,000	—	650	—
Suntec Real Estate Investment Trust*	92,244,000	—	92,244,000	—	2,121	—
Sydney Roads Group*	60,682,071	—	60,682,071	—	1,527	—
Taiwan Fertilizer Co., Ltd.*	63,700,000	—	63,700,000	—	—	—
					$133,872	$3,232,704

*Unaffiliated issuer at 7/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,084,514
Gross unrealized depreciation on investment securities	(1,136,279)
Net unrealized appreciation on investment securities	16,948,235
Cost of investment securities for federal income tax purposes	84,765,876

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-912-0907O-S10920

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: September 28, 2007

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: September 28, 2007